CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements of profit or loss
Revenue	$ 5,954,833	$ 5,238,341	$ 4,761,385
Cost of sales	(3,722,749)	(3,574,532)	(3,498,905)
Gross profit	2,232,084	1,663,809	1,262,480
Other income	124,304	111,513	257,863
Distribution costs	(556,805)	(523,300)	(496,473)
Administrative expenses	(561,284)	(521,294)	(474,469)
Other expense	(95,880)	(240,165)	(77,415)
Other gains (losses)	14,213	0	0
Profit from operating activities	1,156,632	490,563	471,986
Finance income	20,895	19,640	29,701
Finance costs	(214,779)	(287,958)	(258,467)
Share of profit of associates and joint ventures accounted for using equity method	17,246	17,017	23,939
Exchange rate differences	(26,470)	98	(3,935)
Profit before income tax	953,524	239,360	263,224
Income Tax	(226,765)	30,992	(45,647)
Net Profit	726,759	270,352	217,577
Net profit attributable to
Net profit attributable to parent company	725,482	269,724	213,801
Net profit attributable to non-controlling interests	1,277	628	3,776
Net Profit	$ 726,759	$ 270,352	$ 217,577
Basic and diluted earnings per share (in U.S.$ per share)
Basic and diluted earnings per share from continuing operations	$ 6.4111	$ 2.3836	$ 1.8894
Basic and diluted earnings per share	$ 6.4111	$ 2.3836	$ 1.8894